Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 21,356,228	$ 697,460	$ 23,517,064	$ 27,400,035
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	17,287,574		18,671,142	21,608,567
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,176,163		1,989,805	1,768,460
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,729,908		1,970,943	1,899,362
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	676,088		390,488	1,630,733
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 486,495		$ 494,686	$ 492,913